Federal Funds Purchased and Repurchase Agreements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of repurchase agreements and federal funds purchased
Balance at end of year	$ 18,766,590	$ 14,013,506
Repurchase Agreements [Member]
Summary of repurchase agreements and federal funds purchased
Balance at end of year	16,766,590	14,013,506
Average balance during the year	17,361,715	14,614,114
Maximum month-end balance	19,653,770	16,912,195
Weighted-average rate during the year	70.00%	0.74%
Rate at December 31	71.00%	0.68%
Federal Funds Purchased [Member]
Summary of repurchase agreements and federal funds purchased
Balance at end of year	2,000,000
Average balance during the year	49,180	76,851
Maximum month-end balance	$ 2,000,000
Weighted-average rate during the year	54.00%	1.01%
Rate at December 31	20.00%